Acquisitions, other investments and divestitures - Summary of pro forma information (Details) - Weekengo GmbH € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Business Acquisition [Line Items]
Revenue	€ 249,287
Net loss	€ (247,220)